Share Capital (Share Capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 2,695.3
Shares issued through:
Ending balance	$ 2,851.5	$ 2,695.3
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding	391,070,817	391,250,203
Beginning balance	$ 3,693.3	$ 3,705.2
Shares issued through:
Share-based employment compensation plans (in shares)	1,653,361	1,555,989
Share-based compensation plans	$ 10.3	$ 9.5
Shares repurchased and cancelled (in shares)	(1,133,561)	(2,748,352)
Shares repurchased and cancelled	$ (10.7)	$ (26.1)
Exercise of warrants (in shares)		45
Exercise of warrants		$ 0.0
Flow-through share financing (in shares)		1,132,169
Flow-through share financing	0.0	$ 5.9
Cancellation of unexchanged post-amalgamation shares		(119,237)
Cancellation of unexchanged post-amalgamation shares	$ 0.0	$ (1.2)
Dividend reinvestment plan and share purchase plan (in shares)	1,186,205
Dividend reinvestment plan and share purchase plan (ii)	$ 10.0
Number of shares outstanding	392,776,822	391,070,817
Ending balance	$ 3,702.9	$ 3,693.3